Form N-CSR Cover	6 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS
Entity Central Index Key	0001852344
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024